Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 2,092,462	$ 404,962
Less: accumulated depreciation	(463,277)	(294,565)
Property and equipment, net	1,629,185	110,397
Office equipment [Memebr]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	360,637	359,647
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,687,156
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 44,669	$ 45,315